Note 16 - Leases: Schedule of Cash Flow, Supplemental Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 43,311	$ 993,783	$ 377,039
Finance Lease Liabilities
Cash paid for amounts included in the measurement of lease liabilities	133,191	122,234	0
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	0	235,556	0
Operating Lease Liabilities
Cash paid for amounts included in the measurement of lease liabilities	335,756	280,013	174,411
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 43,311	$ 993,783	$ 377,039